DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Notes	Ireland Wind Portfolio	Scotland Wind Portfolio	U.S Wind Portfolio	Total
Proceeds, net of transaction costs		$358	$107	$387	$852
Carrying value of net assets held for sale
Assets		582	91	793	1,466
Liabilities		(389)	(21)	(397)	(807)
		193	70	396	659
Gain (loss) on disposal, net of transaction costs		165	37	(9)	193
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	9	(35)	—	(6)	(41)
Total gain (loss) on disposal		$130	$37	$(15)	$152